Reserves for Losses and Adjustment Expenses - Reconciliation of Reinsurance Recoverables on Unpaid Losses (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 20, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverable for unpaid claims under retroactive reinsurance, beginning balance	$ 4,577.8	$ 4,897.7	$ 4,897.7
Reinsurance recoverable for unpaid claims under retroactive reinsurance, beginning balance, Ending Balance			4,577.8	$ 4,897.7
Provision for losses and LAE for claims incurred	39.7	10.5	60.8	28.1	$ 45.1
Reinsurance
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Provision for losses and LAE for claims incurred	21.5	(28.3)
Reinsurance Contracts [Axis]: LPT
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables, premium paid and recognized						$ 1,840.1
Reinsurance Contracts [Axis]: LPT, accident years 2020 onwards | Reinsurance
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Provision for losses and LAE for claims incurred	(2.6)	1.2
Reinsurance Contracts [Axis]: LPT, deferred gain | Reinsurance
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Provision for losses and LAE for claims incurred	24.1	(29.5)
Reinsurance Contracts [Axis]: Retroactive Reinsurance
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverable for unpaid claims under retroactive reinsurance, beginning balance	$ 1,627.4	$ 2,132.0	2,132.0
Reinsurance recoverable for unpaid claims under retroactive reinsurance, beginning balance, Ending Balance			$ 1,627.4	$ 2,132.0